Commitments, Contingent Liabilities and Other (Changes in Product Warranty Liability) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Movement in Standard and Extended Product Warranty Accrual, Increase (Decrease) [Roll Forward]
Balance at beginning of the fiscal year	¥ 66,943	¥ 75,129	¥ 79,718
Additional liabilities for warranties	53,502	83,227	87,902
Settlements (in cash or in kind)	(49,532)	(81,462)	(78,356)
Changes in estimate for pre-existing warranty reserve	(7,927)	(6,440)	(13,731)
Translation adjustment	(2,188)	(3,511)	(404)
Balance at end of the fiscal year	¥ 60,798	¥ 66,943	¥ 75,129